UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03159
Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2012
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE

	Repurchase Agreements (39.2%)
$417,000	Bank of Nova Scotia, (dated 09/30/11; proceeds $417,004,170; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 02/01/26; Federal National Mortgage Association 5.00% due 02/01/41; valued at $429,461,277)	0.12%	10/03/11	$417,000,000
400,000	Barclays Capital, Inc., (dated 09/28/11; proceeds $400,005,444; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.06% - 5.97% due 10/01/37 - 12/01/40; Federal National Mortgage Association 2.81% - 5.83% due 05/01/36 - 10/01/41; valued at $411,967,922)	0.07	10/05/11	400,000,000
549,895	BNP Paribas Securities Corp., (dated 09/30/11; proceeds $549,900,499; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 6.00% due 09/01/24 - 09/01/41; Federal National Mortgage Association 3.00% - 7.00% due 11/01/20 - 09/01/41; valued at $566,391,851)	0.12	10/03/11	549,895,000
195,000	Credit Agricole Securities, (dated 09/30/11; proceeds $195,000,813; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 01/31/14; valued at $198,557,369)	0.05	10/03/11	195,000,000
25,000	Deutsche Bank Securities, Inc., (dated 09/30/11; proceeds $25,000,146; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 2.25% - 3.00% due 07/15/12 - 11/30/17; valued at $25,493,208)	0.07	10/03/11	25,000,000
100,000	Deutsche Bank Securities, Inc., (dated 09/28/11; proceeds $100,001,750; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.44% - 7.00% due 11/01/25 - 09/01/41; valued at $103,132,263)	0.09	10/05/11	100,000,000
100,000	Deutsche Bank Securities, Inc., (dated 09/27/11; proceeds $100,001,944; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 02/01/25 - 12/01/40; valued at $103,028,957)	0.10	10/04/11	100,000,000
150,000	Goldman Sachs & Co., (dated 09/27/11; proceeds $150,003,208; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 5.00% - 6.00% due 12/15/34 - 04/20/41; valued at $154,494,130)	0.11	10/04/11	150,000,000
75,000	Goldman Sachs & Co., (dated 09/26/11; proceeds $75,001,750; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.50% due 12/20/24 - 08/20/41; valued at $77,250,001)	0.12	10/03/11	75,000,000
50,000	ING Financial Markets LLC, (dated 09/30/11; proceeds $50,000,417; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 5.00% due 01/01/41 - 08/01/41; Federal National Mortgage Association 0.99% - 3.66% due 11/01/19 - 11/01/40; valued at $51,644,228)	0.10	10/03/11	50,000,000

Active Assets Money Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			ANNUALIZED
PRINCIPAL			YIELD
AMOUNT IN			ON DATE OF	MATURITY
THOUSANDS			PURCHASE	DATE	VALUE
$435,000	Wells Fargo Securities LLC, (dated 09/30/11; proceeds $435,003,988; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 08/01/26 - 10/01/41; Federal National Mortgage Association 2.89% - 5.00% due 09/01/21 - 05/01/41; Government National Mortgage Association 1.36% - 3.50% due 04/20/41 - 05/20/61; valued at $447,956,863)		0.11%	10/03/11	$435,000,000

	Total Repurchase Agreements (Cost $2,496,895,000)				2,496,895,000

	Commercial Paper (35.5%)
	Asset Backed - Consumer Credit (0.8%)
50,000	Falcon Asset Securitization Corp. (a)		0.13	10/03/11	49,999,639

	Asset Backed - Corporate (2.0%)
130,000	Atlantis One Funding Corp. (a)		0.13 - 0.15	10/05/11 - 10/06/11	129,997,483

	International Banks (32.7%)
65,000	ABN Amro Funding USA LLC (a)		0.33	10/18/11 - 10/24/11	64,988,044
100,000	Australia & New Zealand Banking Group Ltd. (a)		0.01	10/03/11	99,999,945
100,000	Bank of Nova Scotia		0.01	10/06/11	99,999,861
315,000	Barclays US Funding Corp.		0.10	10/03/11	314,998,250
140,000	BNZ International Funding Ltd. (a)		0.42	02/10/12	139,784,400
271,000	Credit Suisse NY		0.32	11/28/11	270,860,284
320,000	Deutsche Bank Securities, Inc.		0.20	10/05/11	319,992,889
315,000	ING US Funding LLC		0.10 - 0.14	10/04/11 - 10/06/11	314,995,959
140,000	Nordea North America, Inc.		0.52	03/15/12	139,667,539
315,000	Rabobank USA Financial Corp.		0.30	11/28/11	314,847,750

	Total Commercial Paper (Cost $2,260,132,043)				2,260,132,043

	Certificates of Deposit (13.9%)
	International Banks
310,000	Bank of Montreal		0.08	10/03/11	310,000,000
200,000	Bank of Nova Scotia		0.08	10/28/11	200,000,000
320,000	DNB NOR Bank ASA		0.09	10/05/11	320,000,000
58,000	Svenska Handelsbanken AB		0.39	02/06/12	58,001,029

	Total Certificates of Deposit (Cost $888,001,029)				888,001,029

		COUPON	DEMAND
		RATE(b)	DATE(c)

	Floating Rate Notes (8.6%)
	International Banks
105,000	BNP Paribas Securities Corp.	0.56%	10/11/11	02/09/12	105,000,000
50,000	National Australia Bank	0.62	12/30/11	12/30/11	50,023,267
195,000	Royal Bank of Canada	0.31	11/25/11	02/27/12	195,000,000
195,000	UBS AG	0.28	10/14/11	12/14/11	195,000,000

	Total Floating Rate Notes (Cost $545,023,267)				545,023,267

	Tax-Exempt Instruments (3.3%)
	Weekly Variable Rate Bonds
30,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2008 Ser D-1	0.08	10/07/11	04/01/45	30,000,000
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.11	10/07/11	04/01/46	22,000,000
10,885	Fremont, CA, Ser 2008 COPs	0.14	10/07/11	08/01/38	10,885,000
27,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.12	10/07/11	11/01/39	27,000,000
15,000	Massachusetts Department of Transportation, Metropolitan Highway System 2010 Ser A5	0.11	10/07/11	01/01/39	15,000,000
17,360	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.15	10/07/11	10/01/48	17,360,000
12,000	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.12	10/07/11	11/15/25	12,000,000

Active Assets Money Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

$19,210	New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2008 B1	0.10%	10/07/11		04/01/44	$19,210,000
14,300	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	0.14	10/07/11		11/15/37	14,300,000
12,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C (AMT)	0.16	10/07/11		10/01/34	12,500,000
10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.08	10/07/11		10/01/38	10,000,000
17,500	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.14	10/07/11		04/01/39	17,500,000

	Total Weekly Variable Rate Bonds (Cost $207,755,000)					207,755,000

	Total Investments (Cost $6,397,806,339) (d)			100.5%		6,397,806,339
	Liabilities in Excess of Other Assets			(0.5)		(34,756,154)

	Net Assets			100.0%		$6,363,050,185

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Rate shown is the rate in effect at September 30, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Active Assets Money Trust
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Repurchase Agreements	$2,496,895,000	—	$2,496,895,000	—
Commercial Paper	2,260,132,043	—	2,260,132,043	—
Certificates of Deposit	888,001,029	—	888,001,029	—
Floating Rate Notes	545,023,267	—	545,023,267	—
Tax-Exempt Instruments	207,755,000	—	207,755,000	—

Total Assets	$6,397,806,339	—	$6,397,806,339	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer November 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer November 17, 2011